Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000002883 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002883 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002883 | Cie Financiere Richemont SA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002883 | Christian Dior SE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002883 | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002883 | Investor AB
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002883 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002883 | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002883 | SMC Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002883 | Nestlé SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002883 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000002883 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002883 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000002883 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000002883 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000002883 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002883 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000002883 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000002883 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002883 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002883 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002883 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002885 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002885 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002885 | Cie Financiere Richemont SA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002885 | Christian Dior SE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002885 | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002885 | Investor AB
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002885 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002885 | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002885 | SMC Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002885 | Nestlé SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002885 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000002885 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002885 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000002885 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000002885 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000002885 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002885 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000002885 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000002885 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002885 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002885 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002885 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000034314 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000034314 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034314 | Cie Financiere Richemont SA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034314 | Christian Dior SE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034314 | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034314 | Investor AB
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034314 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034314 | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034314 | SMC Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000034314 | Nestlé SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034314 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000034314 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000034314 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000034314 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000034314 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000034314 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000034314 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000034314 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000034314 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000034314 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034314 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034314 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002882 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002882 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002882 | Cie Financiere Richemont SA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002882 | Christian Dior SE
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002882 | Keyence Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002882 | Investor AB
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002882 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002882 | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002882 | SMC Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002882 | Nestlé SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002882 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000002882 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000002882 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000002882 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000002882 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000002882 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000002882 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000002882 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000002882 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002882 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002882 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002882 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.50%